                   FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                       METROPOLITAN LIFE INSURANCE COMPANY

             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                          SUPPLEMENT DATED MAY 1, 2010
                                       TO
               PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO           MET INVESTORS SERIES TRUST
  VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. Basic Balanced Fund                BlackRock High Yield
                                                   Portfolio -- Class A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES        BlackRock Large Cap Core
  FUND, INC. -- CLASS B                            Portfolio -- Class E
  Global Thematic Growth Portfolio                Lord Abbett Growth and Income
                                                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                    MFS(R) Research International
  PRODUCTS -- SERVICE CLASS 2                      Portfolio -- Class B
  Contrafund(R) Portfolio                         PIMCO Total Return Portfolio -- Class
                                                   B
  Dynamic Capital Appreciation Portfolio          Pioneer Fund Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE             Pioneer Strategic Income
  PRODUCTS TRUST -- CLASS 2                        Portfolio -- Class A
  Franklin Small-Mid Cap Growth Securities        Third Avenue Small Cap Value
     Fund                                          Portfolio -- Class B
  Templeton Foreign Securities Fund               Van Kampen Comstock Portfolio -- Class
                                                   B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable                 BlackRock Aggressive Growth
     Aggressive Growth Portfolio -- Class I        Portfolio -- Class D
  Legg Mason ClearBridge Variable                 BlackRock Bond Income
     Appreciation Portfolio -- Class I             Portfolio -- Class A
  Legg Mason ClearBridge Variable Dividend        BlackRock Legacy Large Cap Growth
     Strategy Portfolio                            Portfolio -- Class A
  Legg Mason ClearBridge Variable Equity          BlackRock Money Market
     Income Builder Portfolio -- Class I           Portfolio -- Class A
  Legg Mason ClearBridge Variable                 FI Value Leaders Portfolio -- Class D
     Fundamental All Cap Value
     Portfolio -- Class I
  Legg Mason ClearBridge Variable Large Cap       Jennison Growth Portfolio -- Class B
     Growth Portfolio -- Class I
  Legg Mason ClearBridge Variable Large Cap       MetLife Stock Index Portfolio -- Class
     Value Portfolio -- Class I                    B
  Legg Mason ClearBridge Variable Mid Cap         MFS(R) Total Return Portfolio -- Class
     Core Portfolio -- Class I                     F
  Legg Mason ClearBridge Variable Small Cap       T. Rowe Price Large Cap Growth
     Growth Portfolio -- Class I                   Portfolio -- Class B
  Legg Mason Global Currents Variable
     International All Cap Opportunity
     Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST -- CLASS I
  Legg Mason Western Asset Variable Global
     High Yield Bond Portfolio


Current prospectuses for the Underlying Funds can be obtained by calling 1-800-497-4857.

Certain Variable Funding Options have been subject to a name change. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    SUMMARY:

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

We have added the following paragraph to the Summary section in "WHO CAN PURCHASE THIS CONTRACT?":

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                                    FEE TABLE

--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge............................................  1.25%(1)
Administrative Expense Charge................................................  0.15%
                                                                               ----
  Total Annual Separate Account Charges......................................  1.40%


---------

(1)   We will waive the following amount of the Mortality and Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following portfolios: 1.10% for the Subaccount investing in the Third Avenue Small Cap Value
      Portfolio -- Class B; 1.18% for the Subaccount investing in the MFS Research International Portfolio -- Class B; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; and 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-497-4857.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)....................................................     0.34%      1.51%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12b-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
  Invesco V.I. Basic Balanced
     Fund........................     0.75%          --        0.75%          0.01%           1.51%         0.59%         0.92%(1)
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND,
  INC. -- CLASS B
  Global Thematic Growth
     Portfolio...................     0.75%        0.25%       0.25%            --            1.25%           --          1.25%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.11%            --            0.92%           --          0.92%
  Dynamic Capital Appreciation
     Portfolio...................     0.56%        0.25%       0.38%            --            1.19%           --          1.19%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund.............     0.51%        0.25%       0.30%          0.01%           1.07%         0.01%         1.06%(2)
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.02%           1.06%         0.01%         1.05%(2)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I++......     0.75%          --        0.06%            --            0.81%           --          0.81%(3)
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.72%          --        0.05%            --            0.77%           --          0.77%(3)
  Legg Mason ClearBridge Variable
     Dividend Strategy
     Portfolio++.................     0.65%          --        0.41%            --            1.06%         0.11%         0.95%(4)
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I........     0.75%          --        0.12%            --            0.87%           --          0.87%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I++......     0.75%          --        0.10%            --            0.85%           --          0.85%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.06%            --            0.71%           --          0.71%
  Legg Mason ClearBridge Variable
     Mid Cap Core
     Portfolio -- Class I++......     0.75%          --        0.24%            --            0.99%         0.04%         0.95%(4)
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I........     0.75%          --        0.17%            --            0.92%           --          0.92%
  Legg Mason Global Currents
     Variable International All
     Cap Opportunity
     Portfolio++.................     0.85%          --        0.25%            --            1.10%           --          1.10%(3)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.11%            --            0.91%           --          0.91%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.07%            --            0.67%           --          0.67%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.06%            --            0.80%           --          0.80%
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  MFS(R) Research International
     Portfolio -- Class B........     0.71%        0.25%       0.10%            --            1.06%           --          1.06%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B+.......     0.70%        0.25%       0.20%            --            1.15%           --          1.15%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.04%            --            0.77%           --          0.77%
  Pioneer Fund Portfolio -- Class
     A...........................     0.66%          --        0.08%            --            0.74%           --          0.74%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12b-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  Pioneer Strategic Income
     Portfolio -- Class A........     0.60%          --        0.06%            --            0.66%           --          0.66%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
  Van Kampen Comstock
     Portfolio -- Class B........     0.61%        0.25%       0.03%            --            0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.06%            --            0.89%           --          0.89%
  BlackRock Bond Income Portfolio
     -- Class A..................     0.38%          --        0.05%            --            0.43%         0.03%         0.40%(5)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.10%            --            0.83%         0.01%         0.82%(6)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(7)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.10%            --            0.87%           --          0.87%
  Jennison Growth
     Portfolio -- Class B........     0.62%        0.25%       0.04%            --            0.91%         0.04%         0.87%(8)
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.03%            --            0.53%         0.01%         0.52%(9)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.06%            --            0.80%           --          0.80%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.07%            --            0.92%           --          0.92%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A+.......     0.48%          --        0.04%            --            0.52%         0.01%         0.51%(10)


---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.

(1) The adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) acquired fund fees and expenses; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.91% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time. The adviser has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.62% (for average net assets up to $250 million) to 0.515% (for average net assets over $10 billion).

(2) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(3)   Other Expenses have been restated to reflect current fees.

(4) Other Expenses have been restated to reflect current fees. The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.

(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.

(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.

(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.

(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.

(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS

The current variable funding options are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
Invesco V.I. Basic Balanced Fund   Seeks long-term growth of capital  Invesco Advisers, Inc.
                                   and secondarily, current income.
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  -- CLASS B
Global Thematic Growth Portfolio   Seeks long-term growth of          AllianceBernstein L.P.
                                   capital.
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company
                                                                      Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation       Seeks capital appreciation.        Fidelity Management & Research
  Portfolio                                                           Company
                                                                      Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.    Franklin Advisers, Inc.
  Securities Fund
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason ClearBridge Variable    Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
  Dividend Strategy Portfolio      principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason ClearBridge Variable    Seeks a high level of current      Legg Mason Partners Fund Advisor,
  Equity Income Builder            income. Long-term capital          LLC
  Portfolio -- Class I             appreciation is a secondary        Subadviser: ClearBridge Advisors,
                                   objective.                         LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value        Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Value                  capital. Current income is a       LLC
  Portfolio -- Class I             secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Mid Cap Core Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Global Currents         Seeks total return on assets from  Legg Mason Partners Fund Advisor,
  Variable International All Cap   growth of capital and income.      LLC
  Opportunity Portfolio                                               Subadviser: Global Currents
                                                                      Investment Management, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset Variable  Seeks to maximize total return,    Legg Mason Partners Fund Advisor,
  Global High Yield Bond           consistent with the preservation   LLC
  Portfolio                        of capital.                        Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,    MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Lord Abbett Growth and Income      Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B+                                               Subadviser: Morgan Stanley
                                                                      Investment Management Inc.
PIMCO Total Return                 Seeks maximum total return,        MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent investment  Management Company LLC
                                   management.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        MetLife Advisers, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
Van Kampen Comstock                Seeks capital growth and income.   MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Morgan Stanley
                                                                      Investment Management Inc.*
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Legacy Large Cap Growth  Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: Jennison Associates
                                                                      LLC
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class B             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of    Subadviser: Western Asset
  A+                               capital and maintenance of         Management Company
                                   liquidity.


---------

+ Not available under all Contracts. Availability depends on Contract issue date.

* On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Van Kampen Comstock Portfolio.

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Variable Funding Options were subject to a name change. The chart below identifies the former name and new name for each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND/TRUST NAME CHANGES

The following Underlying Fund/Trust was renamed:

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
AIM VARIABLE INSURANCE FUNDS                   AIM VARIABLE INSURANCE FUNDS (INVESCO
                                                 VARIABLE INSURANCE FUNDS)
  AIM V.I. Basic Balanced Fund - Series I        Invesco V.I. Basic Balanced Fund - Series
                                                    I


UNDERLYING FUND NAME CHANGES

The following Underlying Funds were renamed:

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive      Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio - Class I                     Growth Portfolio - Class I
  Legg Mason Partners Variable Appreciation    Legg Mason ClearBridge Variable Appreciation
     Portfolio - Class I                            Portfolio - Class I
  Legg Mason Partners Variable Capital and     Legg Mason ClearBridge Variable Equity Income
     Income Portfolio - Class I                     Builder Portfolio - Class I
  Legg Mason Partners Variable Dividend        Legg Mason ClearBridge Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
  Legg Mason Partners Variable Fundamental     Legg Mason ClearBridge Variable Fundamental
     Value Portfolio - Class I                      Value
                                                    Portfolio - Class I
  Legg Mason Partners Variable International   Legg Mason Global Currents Variable
     All Cap Opportunity Portfolio                  International All Cap Opportunity
                                                    Portfolio
  Legg Mason Partners Variable Investors       Legg Mason ClearBridge Variable Investors
     Portfolio - Class I                            Portfolio - Class I
  Legg Mason Partners Variable Large Cap       Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio - Class I                     Growth Portfolio - Class I
  Legg Mason Partners Variable Mid Cap Core    Legg Mason ClearBridge Variable Mid Cap Core
     Portfolio - Class I                            Portfolio - Class I
  Legg Mason Partners Variable Small Cap       Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio - Class I                     Growth Portfolio - Class I
  Legg Mason ClearBridge Variable Fundamental  Legg Mason ClearBridge Variable Fundamental
     Value                                          All Cap Value Portfolio - Class I
     Portfolio - Class I
  Legg Mason ClearBridge Variable Investors    Legg Mason ClearBridge Variable Large Cap
     Portfolio - Class I                            Value Portfolio - Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST      LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Global High     Legg Mason Western Asset Variable Global High
     Yield Bond Portfolio - Class I                 Yield Bond Portfolio - Class I
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Van Kampen Mid Cap Growth Portfolio - Class  Morgan Stanley Mid Cap Growth Portfolio -
     B                                              Class B


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

We have modified the paragraph in the PREMIUM TAX subsection to read as follows:

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the Monitored Portfolios listed in the second paragraph in the MARKET TIMING/EXCESSIVE TRADING subsection in TRANSFERS to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the AllianceBernstein Global Thematic Growth Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Legg Mason Global Currents Variable International All Cap Opportunity Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, BlackRock High Yield Portfolio, Pioneer Strategic Income Portfolio, and Third Avenue Small Cap Value
Portfolio -- the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

                                 DEATH BENEFITS

--------------------------------------------------------------------------------

We have modified the last paragraph of SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER) in the subsection PAYMENT OF PROCEEDS:

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

We have modified the second paragraph in the sub-section MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

5 Park Plaza, Suite 1900                                          (800) 848-3854
Irvine, CA 92614
                                                   SUPP -- Book 23A (& 23B) 5/10